Other Financial Assets (Tables)	12 Months Ended
Jun. 30, 2025
Other Financial Assets [Abstract]
Other Financial Assets
	2025 $’000	2024 $’000
Investments in listed entities
Consolidated Lithium Metals Inc.	1,007	740
Total other financial assets	1,007	740
Comprising:
Current	–	–
Non-current	1,007	740